SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENTED INFORMATION
Schedule of reporting information by segment

Year ended December 31, 2012	Liquids Pipelines[1]	Gas Distribution	Gas Pipelines, Processing and Energy Services[1]	Sponsored Investments[1]	Corporate[2]	Consolidated
(millions of Canadian dollars)
Revenues	2,452	2,438	13,745	6,671	-	25,306
Commodity and gas distribution costs	-	(1,220)	(14,283)	(4,283)	-	(19,786)
Operating and administrative	(943)	(528)	(289)	(1,076)	(54)	(2,890)
Depreciation and amortization	(363)	(336)	(62)	(431)	(14)	(1,206)
Environmental costs, net of recoveries	-	-	-	88	-	88
	1,146	354	(889)	969	(68)	1,512
Income/(loss) from equity investments	46	-	108	53	(47)	160
Other income/(expense)	(7)	83	30	49	85	240
Interest income/(expense)	(250)	(164)	(51)	(397)	21	(841)
Income taxes recovery/(expense)	(205)	(66)	325	(169)	(13)	(128)
Earnings/(loss)	730	207	(477)	505	(22)	943
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(4)	-	(1)	(223)	-	(228)
Preference share dividends	-	-	-	-	(105)	(105)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	726	207	(478)	282	(127)	610
Additions to property, plant and equipment[3]	2,092	438	837	1,993	109	5,469
Total assets	15,252	7,416	5,119	15,780	3,605	47,172

Year ended December 31, 2011	Liquids Pipelines[1]	Gas Distribution	Gas Pipelines, Processing and Energy Services[1]	Sponsored Investments[1]	Corporate[2]	Consolidated
(millions of Canadian dollars)
Revenues	1,942	2,516	13,599	8,996	-	27,053
Commodity and gas distribution costs	-	(1,282)	(13,051)	(6,812)	-	(21,145)
Operating and administrative	(752)	(508)	(138)	(847)	(36)	(2,281)
Depreciation and amortization	(322)	(320)	(75)	(383)	(12)	(1,112)
Environmental costs, net of recoveries	-	-	-	116	-	116
	868	406	335	1,070	(48)	2,631
Income/(loss) from equity investments	5	-	153	57	(5)	210
Other income/(expense)	31	(12)	40	68	(10)	117
Interest expense	(256)	(166)	(56)	(350)	(100)	(928)
Income taxes recovery/(expense)	(140)	(54)	(166)	(171)	5	(526)
Earnings/(loss) before extraordinary loss	508	174	306	674	(158)	1,504
Extraordinary loss, net of tax	-	(262)	-	-	-	(262)
Earnings/(loss)	508	(88)	306	674	(158)	1,242
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(3)	-	(1)	(405)	-	(409)
Preference share dividends	-	-	-	-	(13)	(13)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	505	(88)	305	269	(171)	820
Additions to property, plant and equipment[3]	958	483	850	1,187	33	3,511
Total assets	12,348	7,189	4,468	13,492	3,997	41,494

Year ended December 31, 2010	Liquids Pipelines[1]	Gas Distribution	Gas Pipelines, Processing and Energy Services[1]	Sponsored Investments[1]	Corporate[2]	Consolidated
(millions of Canadian dollars)
Revenues	1,627	2,484	9,604	7,805	-	21,520
Commodity and gas distribution costs	-	(1,249)	(9,386)	(5,890)	-	(16,525)
Operating and administrative	(579)	(508)	(105)	(807)	(33)	(2,032)
Depreciation and amortization	(303)	(310)	(55)	(339)	(10)	(1,017)
Environmental costs	-	-	-	(619)	-	(619)
	745	417	58	150	(43)	1,327
Income from equity investments	9	-	151	59	9	228
Other income/(expense)	139	(17)	28	36	132	318
Interest expense	(224)	(179)	(51)	(280)	(131)	(865)
Income taxes recovery/(expense)	(136)	(66)	(61)	(44)	80	(227)
Earnings/(loss)	533	155	125	(79)	47	781
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(2)	(5)	-	177	-	170
Preference share dividends	-	-	-	-	(7)	(7)
Earnings attributable to Enbridge Inc. common shareholders	531	150	125	98	40	944
Additions to property, plant and equipment[3]	764	387	1,114	884	-	3,149

1            In December 2012 and October 2011, certain crude oil storage and renewable energy assets were transferred to the Fund within the Sponsored Investments segment. Earnings from the assets prior to the date of transfer of $33 million (2011 - $71 million; 2010 - $42 million) have not been reclassified among segments for presentation purposes.

2           Included within the Corporate segment was Interest income of $336 million (2011 - $239 million; 2010 - $188 million) charged to other operating segments.

3           Includes allowance for equity funds used during construction.

GEOGRAPHIC INFORMATION: Revenues

GEOGRAPHIC INFORMATION

Revenues[1]

Year ended December 31,	2012	2011	2010
(millions of Canadian dollars)
Canada	12,171	12,097	9,385
United States	13,135	14,956	12,135
	25,306	27,053	21,520

1             Revenues are based on the country of origin of the product or service sold.

GEOGRAPHIC INFORMATION: Property, Plant and Equipment	Property, Plant and Equipment
December 31,	2012	2011
(millions of Canadian dollars)
Canada	19,293	16,690
United States	14,025	12,384
	33,318	29,074